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                        SUPPLEMENT DATED MAY 25, 2001 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

          MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Page 1 of your prospectus is amended to remove the following underlying mutual fund from the list of underlying mutuals funds available to all contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-        American Century VP Capital Appreciation

The underlying mutual fund referenced above is only available in connection with contracts for which good order applications were received before September 27, 1999.